Material accounting policies - Schedule of depreciation using straight-line method over their estimated useful lives (Details)	12 Months Ended
Dec. 31, 2024
Leasehold improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Over the shorter of the useful lives of the assets or lease terms of the associated properties
Machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	1 year
Office equipment and electronic equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office equipment and electronic equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years